SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

7. SUBSEQUENT EVENT

Subsequent to year-end, there was a global outbreak of COVID-19 (coronavirus), which has had a significant impact on businesses through the restrictions put in place by the Canadian, provincial and municipal governments regarding travel, business operations and isolation/quarantine orders. At this time, it is unknown the extent of the impact the COVID-19 outbreak may have on the Company as this will depend on future developments that are highly uncertain and that cannot be predicted with confidence. These uncertainties arise from the inability to predict the ultimate geographic spread of the disease, and the duration of the outbreak, including the duration of travel restrictions, business closures or disruptions, and quarantine/isolation measures that are currently, or may be put, in place by Canada and other countries to fight the virus.